IFRS 7 Disclosure (Summary of Remaining Contractual Maturity) (Details) - CAD ($) $ in Millions	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Assets
Cash and due from banks	$ 5,517	$ 5,501	$ 6,437	$ 7,245	$ 6,308	$ 6,721
Interest-bearing deposits with banks	115,623		169,930
Trading loans, securities, and other	205,679		175,770
Non-trading financial assets at fair value through profit or loss	6,369		5,869
Derivatives	75,950		78,061
Financial assets designated at fair value through profit or loss	6,576		6,417
Financial assets at fair value through other comprehensive income	122,894		93,897
Debt securities at amortized cost, net of allowance for credit losses	245,525		271,615
Securities purchased under reverse repurchase agreements	228,280		208,217
Loans
Residential mortgages	315,931		331,649
Consumer installment and other personal	245,935		228,382
Credit card	41,596		40,639
Business and government	341,310		356,973
Total loans	944,772		957,643
Allowance for loan losses	(8,682)		(8,094)	(7,811)
Loans, net of allowance for loan losses	936,090		949,549
Investment in Schwab	0		9,024
Goodwill	18,775		18,851
Other intangibles	3,296		3,044
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	9,850		9,837
Deferred tax assets	5,786		4,937
Amounts receivable from brokers, dealers, and clients	19,298		22,115
Other assets	29,654		28,181
Total assets	2,035,162		2,061,751
Liabilities
Trading deposits	33,102		30,412
Derivatives	72,030		68,368
Securitization liabilities at fair value	23,340		20,319
Financial liabilities designated at fair value through profit or loss	194,626		207,914
Deposits
Personal	650,185		641,667
Banks	33,307		57,698
Business and government	573,430		569,315
Total deposits, other than trading	1,256,922		1,268,680
Obligations related to securities sold short	40,658		39,515
Obligations related to securities sold under repurchase agreements	207,858		201,900
Securitization liabilities at amortized cost	13,599		12,365
Amounts payable to brokers, dealers, and clients	19,846		26,598
Insurance contract liabilities	7,106		7,169
Other liabilities	30,185		51,878
Subordinated notes and debentures	10,496		11,473
Equity	125,394		115,160	$ 111,576
Total liabilities and equity	2,035,162		2,061,751
Off-balance sheet commitments
Total off-balance sheet commitments	395,935		371,071
Not later than one month [member]
Assets
Cash and due from banks	5,517		6,437
Interest-bearing deposits with banks	113,444		165,665
Trading loans, securities, and other	3,180		3,773
Non-trading financial assets at fair value through profit or loss	0		0
Derivatives	11,651		11,235
Financial assets designated at fair value through profit or loss	133		367
Financial assets at fair value through other comprehensive income	931		357
Debt securities at amortized cost, net of allowance for credit losses	1,157		1,620
Securities purchased under reverse repurchase agreements	146,157		134,310
Loans
Residential mortgages	1,732		7,502
Consumer installment and other personal	1,409		974
Credit card	0		0
Business and government	55,397		55,591
Total loans	58,538		64,067
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	58,538		64,067
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	0		0
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	19,298		22,115
Other assets	6,677		6,556
Total assets	366,683		416,502
Liabilities
Trading deposits	3,345		4,522
Derivatives	11,714		9,923
Securitization liabilities at fair value	0		0
Financial liabilities designated at fair value through profit or loss	52,426		50,711
Deposits
Personal	13,871		14,229
Banks	13,601		14,714
Business and government	22,972		23,536
Total deposits, other than trading	50,444		52,479
Obligations related to securities sold short	2,863		1,431
Obligations related to securities sold under repurchase agreements	182,727		173,741
Securitization liabilities at amortized cost	0		119
Amounts payable to brokers, dealers, and clients	19,846		26,598
Insurance contract liabilities	233		224
Other liabilities	4,687		12,396
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	328,285		332,144
Off-balance sheet commitments
Total off-balance sheet commitments	21,173		31,311
Later than one month and not later than three months [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	604		23
Trading loans, securities, and other	3,456		4,852
Non-trading financial assets at fair value through profit or loss	0		2
Derivatives	9,781		12,059
Financial assets designated at fair value through profit or loss	432		251
Financial assets at fair value through other comprehensive income	5,414		7,284
Debt securities at amortized cost, net of allowance for credit losses	3,336		4,237
Securities purchased under reverse repurchase agreements	38,549		35,360
Loans
Residential mortgages	8,675		11,817
Consumer installment and other personal	3,293		1,758
Credit card	0		0
Business and government	16,522		15,405
Total loans	28,490		28,980
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	28,490		28,980
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	2		8
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	2,073		2,478
Total assets	92,137		95,534
Liabilities
Trading deposits	3,527		2,516
Derivatives	9,966		11,556
Securitization liabilities at fair value	95		1,004
Financial liabilities designated at fair value through profit or loss	49,482		25,295
Deposits
Personal	27,351		31,997
Banks	3,585		4,287
Business and government	20,581		24,136
Total deposits, other than trading	51,517		60,420
Obligations related to securities sold short	1,138		2,392
Obligations related to securities sold under repurchase agreements	20,434		21,172
Securitization liabilities at amortized cost	150		589
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	415		448
Other liabilities	2,407		14,478
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	139,131		139,870
Off-balance sheet commitments
Total off-balance sheet commitments	24,153		28,290
Later than three months and not later than six months [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	226		0
Trading loans, securities, and other	7,222		6,777
Non-trading financial assets at fair value through profit or loss	0		301
Derivatives	6,762		5,501
Financial assets designated at fair value through profit or loss	260		486
Financial assets at fair value through other comprehensive income	4,862		6,250
Debt securities at amortized cost, net of allowance for credit losses	8,537		4,763
Securities purchased under reverse repurchase agreements	25,413		19,897
Loans
Residential mortgages	13,109		13,066
Consumer installment and other personal	4,364		2,509
Credit card	0		0
Business and government	11,906		10,866
Total loans	29,379		26,441
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	29,379		26,441
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	7		1
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	1,367		2,989
Total assets	84,035		73,406
Liabilities
Trading deposits	3,134		2,768
Derivatives	7,231		5,740
Securitization liabilities at fair value	1,071		328
Financial liabilities designated at fair value through profit or loss	33,769		51,967
Deposits
Personal	28,132		30,780
Banks	1		2,434
Business and government	13,925		11,295
Total deposits, other than trading	42,058		44,509
Obligations related to securities sold short	755		750
Obligations related to securities sold under repurchase agreements	2,684		2,096
Securitization liabilities at amortized cost	716		819
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	622		671
Other liabilities	4,278		7,279
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	96,318		116,927
Off-balance sheet commitments
Total off-balance sheet commitments	59,022		26,397
Later than six months and not later than nine months [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	4,374		4,852
Non-trading financial assets at fair value through profit or loss	0		1,431
Derivatives	4,537		4,257
Financial assets designated at fair value through profit or loss	360		613
Financial assets at fair value through other comprehensive income	2,901		6,459
Debt securities at amortized cost, net of allowance for credit losses	6,093		6,367
Securities purchased under reverse repurchase agreements	13,528		10,119
Loans
Residential mortgages	17,182		16,074
Consumer installment and other personal	6,910		4,077
Credit card	0		0
Business and government	12,724		19,340
Total loans	36,816		39,491
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	36,816		39,491
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	3		4
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	2,949		556
Total assets	71,561		74,149
Liabilities
Trading deposits	3,193		2,101
Derivatives	5,710		3,319
Securitization liabilities at fair value	584		644
Financial liabilities designated at fair value through profit or loss	41,067		40,280
Deposits
Personal	20,751		16,971
Banks	0		16,343
Business and government	16,121		19,038
Total deposits, other than trading	36,872		52,352
Obligations related to securities sold short	1,762		971
Obligations related to securities sold under repurchase agreements	1,684		1,036
Securitization liabilities at amortized cost	189		438
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	622		671
Other liabilities	2,062		1,114
Subordinated notes and debentures	0		200
Equity	0		0
Total liabilities and equity	93,745		103,126
Off-balance sheet commitments
Total off-balance sheet commitments	24,168		25,256
Later than nine months and not later than one year [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	5,583		4,729
Non-trading financial assets at fair value through profit or loss	75		96
Derivatives	4,421		2,587
Financial assets designated at fair value through profit or loss	612		292
Financial assets at fair value through other comprehensive income	4,283		9,367
Debt securities at amortized cost, net of allowance for credit losses	6,318		4,072
Securities purchased under reverse repurchase agreements	3,317		5,299
Loans
Residential mortgages	26,193		4,353
Consumer installment and other personal	9,864		6,137
Credit card	0		0
Business and government	16,624		18,982
Total loans	52,681		29,472
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	52,681		29,472
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	5		12
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	478		367
Total assets	77,773		56,293
Liabilities
Trading deposits	2,532		3,715
Derivatives	4,944		2,783
Securitization liabilities at fair value	1,057		97
Financial liabilities designated at fair value through profit or loss	17,497		37,964
Deposits
Personal	16,388		19,064
Banks	0		6,954
Business and government	12,911		9,020
Total deposits, other than trading	29,299		35,038
Obligations related to securities sold short	1,203		603
Obligations related to securities sold under repurchase agreements	159		30
Securitization liabilities at amortized cost	359		144
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	655		705
Other liabilities	1,313		876
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	59,018		81,955
Off-balance sheet commitments
Total off-balance sheet commitments	26,840		22,460
Later than one year and not later than two years [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	13,036		11,756
Non-trading financial assets at fair value through profit or loss	212		702
Derivatives	10,897		10,485
Financial assets designated at fair value through profit or loss	1,458		1,144
Financial assets at fair value through other comprehensive income	7,642		5,766
Debt securities at amortized cost, net of allowance for credit losses	22,541		30,513
Securities purchased under reverse repurchase agreements	582		1,722
Loans
Residential mortgages	83,802		86,112
Consumer installment and other personal	30,814		28,498
Credit card	0		0
Business and government	45,373		47,488
Total loans	159,989		162,098
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	159,989		162,098
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	85		81
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	202		373
Total assets	216,644		224,640
Liabilities
Trading deposits	6,451		5,488
Derivatives	7,558		8,800
Securitization liabilities at fair value	2,415		3,313
Financial liabilities designated at fair value through profit or loss	151		1,477
Deposits
Personal	17,767		15,120
Banks	0		0
Business and government	46,417		37,681
Total deposits, other than trading	64,184		52,801
Obligations related to securities sold short	4,094		8,303
Obligations related to securities sold under repurchase agreements	146		1,225
Securitization liabilities at amortized cost	1,989		1,843
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	1,102		1,184
Other liabilities	1,356		1,886
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	89,446		86,320
Off-balance sheet commitments
Total off-balance sheet commitments	60,955		54,215
Later than two years and not later than five years [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	32,269		28,458
Non-trading financial assets at fair value through profit or loss	2,444		810
Derivatives	15,070		17,773
Financial assets designated at fair value through profit or loss	1,808		1,865
Financial assets at fair value through other comprehensive income	43,823		19,729
Debt securities at amortized cost, net of allowance for credit losses	76,195		93,429
Securities purchased under reverse repurchase agreements	711		482
Loans
Residential mortgages	116,217		132,381
Consumer installment and other personal	88,534		88,052
Credit card	0		0
Business and government	90,467		98,362
Total loans	295,218		318,795
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	295,218		318,795
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	673		562
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	416		312
Total assets	468,627		482,215
Liabilities
Trading deposits	7,994		7,566
Derivatives	12,390		12,877
Securitization liabilities at fair value	12,922		9,443
Financial liabilities designated at fair value through profit or loss	3		0
Deposits
Personal	12,930		15,590
Banks	3		3
Business and government	61,523		76,667
Total deposits, other than trading	74,456		92,260
Obligations related to securities sold short	15,310		10,989
Obligations related to securities sold under repurchase agreements	24		23
Securitization liabilities at amortized cost	5,212		4,823
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	1,804		1,656
Other liabilities	1,830		1,421
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	131,945		141,058
Off-balance sheet commitments
Total off-balance sheet commitments	173,645		175,998
Later than five years [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	29,122		27,484
Non-trading financial assets at fair value through profit or loss	1,620		694
Derivatives	12,831		14,164
Financial assets designated at fair value through profit or loss	1,513		1,399
Financial assets at fair value through other comprehensive income	49,745		34,270
Debt securities at amortized cost, net of allowance for credit losses	121,349		126,617
Securities purchased under reverse repurchase agreements	0		0
Loans
Residential mortgages	49,021		60,344
Consumer installment and other personal	36,766		35,096
Credit card	0		0
Business and government	57,067		61,904
Total loans	142,854		157,344
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	142,854		157,344
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	3,091		3,130
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	335		153
Total assets	362,460		365,255
Liabilities
Trading deposits	2,926		1,736
Derivatives	12,517		13,370
Securitization liabilities at fair value	5,196		5,490
Financial liabilities designated at fair value through profit or loss	0		0
Deposits
Personal	2		7
Banks	0		0
Business and government	21,708		24,144
Total deposits, other than trading	21,710		24,151
Obligations related to securities sold short	11,882		12,610
Obligations related to securities sold under repurchase agreements	0		0
Securitization liabilities at amortized cost	4,984		3,590
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	773		727
Other liabilities	5,556		5,608
Subordinated notes and debentures	10,496		11,273
Equity	0		0
Total liabilities and equity	76,040		78,555
Off-balance sheet commitments
Total off-balance sheet commitments	3,961		5,146
No specific maturity [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	1,349		4,242
Trading loans, securities, and other	107,437		83,089
Non-trading financial assets at fair value through profit or loss	2,018		1,833
Derivatives	0		0
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	3,293		4,415
Debt securities at amortized cost, net of allowance for credit losses	(1)		(3)
Securities purchased under reverse repurchase agreements	23		1,028
Loans
Residential mortgages	0		0
Consumer installment and other personal	63,981		61,281
Credit card	41,596		40,639
Business and government	35,230		29,035
Total loans	140,807		130,955
Allowance for loan losses	(8,682)		(8,094)
Loans, net of allowance for loan losses	132,125		122,861
Investment in Schwab	0		9,024
Goodwill	18,775		18,851
Other intangibles	3,296		3,044
Land, buildings, equipment, and other depreciable assets, and right-of-use assets	5,984		6,039
Deferred tax assets	5,786		4,937
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	15,157		14,397
Total assets	295,242		273,757
Liabilities
Trading deposits	0		0
Derivatives	0		0
Securitization liabilities at fair value	0		0
Financial liabilities designated at fair value through profit or loss	231		220
Deposits
Personal	512,993		497,909
Banks	16,117		12,963
Business and government	357,272		343,798
Total deposits, other than trading	886,382		854,670
Obligations related to securities sold short	1,651		1,466
Obligations related to securities sold under repurchase agreements	0		2,577
Securitization liabilities at amortized cost	0		0
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	880		883
Other liabilities	6,696		6,820
Subordinated notes and debentures	0		0
Equity	125,394		115,160
Total liabilities and equity	1,021,234		981,796
Off-balance sheet commitments
Total off-balance sheet commitments	2,018		1,998
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	375,251		365,305
Credit and liquidity commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	20,900		31,198
Credit and liquidity commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	23,593		28,024
Credit and liquidity commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	55,648		26,127
Credit and liquidity commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	22,427		24,731
Credit and liquidity commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	22,919		21,440
Credit and liquidity commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	53,890		52,706
Credit and liquidity commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	170,208		174,388
Credit and liquidity commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,677		4,743
Credit and liquidity commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,989		1,948
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,612		4,366
Other commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	117		113
Other commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	174		266
Other commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	306		270
Other commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	239		400
Other commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	293		254
Other commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	834		1,019
Other commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,336		1,591
Other commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	284		403
Other commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	29		50
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	17,072		1,400
Unconsolidated structured entity commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	156		0
Unconsolidated structured entity commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	386		0
Unconsolidated structured entity commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,068		0
Unconsolidated structured entity commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,502		125
Unconsolidated structured entity commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,628		766
Unconsolidated structured entity commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	6,231		490
Unconsolidated structured entity commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,101		19
Unconsolidated structured entity commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0		0
Unconsolidated structured entity commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 0		$ 0